Revenue from services provided to customers - Schedule Of Disaggregation Of Brokerage Commissions Revenue (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Product Information [Line Items]
Commissions	¥ 332,344	¥ 376,897	¥ 308,805
Brokerage commissions [Member]
Product Information [Line Items]
Commissions	236,353	262,286	196,491
Fund unit distribution fees [Member]
Product Information [Line Items]
Commissions	43,695	68,794	66,664
Other commissions [Member]
Product Information [Line Items]
Commissions	¥ 52,296	¥ 45,817	¥ 45,650